Employee Benefits (Details) $ / shares in Units, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)
Employee Benefits (Details) [Line Items]
Percentage of collective bargaining agreements	42.00%	42.00%	44.00%	44.00%
Percentage share of employers profits	10.00%	10.00%
Employee profit sharing amount (in Pesos)	$ 0		$ 0
Deferred contribution plan percentage	2.00%	2.00%
Defined contribution plan expense	$ 17,110		12,098		$ 12,338
Defined benefit obligations amount (in Pesos)	$ 162,843		$ 161,864
Contribution vested percentage	100.00%	100.00%
Percentage of contribution	25.00%	25.00%
Labor agreement description	The labor agreement includes a profit sharing plan to which the Company is required to contribute The extended agreement modified the plan to the following quarterly pretax income, as defined in the labor agreement (“EBT”): 3% of EBT between $0 and $25 million per quarter; 4% of EBT between $25 and $75 million per quarter; and 5% of EBT over $75 million per quarter. For the year ended December 2020 and 2019, the company does not make outlays, because the current year thresholds had not been achieved, USD $ 0.5 million of expense was recorded for the year ended December 31, 2021.	The labor agreement includes a profit sharing plan to which the Company is required to contribute The extended agreement modified the plan to the following quarterly pretax income, as defined in the labor agreement (“EBT”): 3% of EBT between $0 and $25 million per quarter; 4% of EBT between $25 and $75 million per quarter; and 5% of EBT over $75 million per quarter. For the year ended December 2020 and 2019, the company does not make outlays, because the current year thresholds had not been achieved, USD $ 0.5 million of expense was recorded for the year ended December 31, 2021.
Company paid		$ 0.5		$ 0.0		$ 0.0
Republic employees [Member]
Employee Benefits (Details) [Line Items]
Percentage of collective bargaining agreements	76.00%	76.00%	70.00%	70.00%	79.00%	79.00%
Agreement description	The agreement initially expired on August 15, 2016, was extended for three years through August 15, 2019, and further extended through August 15, 2022.	The agreement initially expired on August 15, 2016, was extended for three years through August 15, 2019, and further extended through August 15, 2022.
Company's quarterly contributions description	The extended agreement provides that Company’s quarterly contributions to fund the Republic Retirement VEBA Benefit Trust (the “Benefit Trust”) be reduced from $2.6 million to $0.25 million beginning in August 15, 2016 through June 30, 2019. Effective July 1, 2019, the Company’s contribution to the Benefit Trust changed to $4.00 per hour for each hour worked by USW represented employees. Effective August 16, 2019, until June 30, 2022, the Company obligation to finance the Profit Trust changed again and is limited to the creation of a profit-sharing pool consisting of 3% of the quarterly profits from $ 0 to 50 million and 4% of the profits of the Company over % 50 million. Effective July 1, 2022, the Company’s contribution to the Beneficiary Trust changes back to a limit of $ 4.00 per hour worked by USW represented employees.	The extended agreement provides that Company’s quarterly contributions to fund the Republic Retirement VEBA Benefit Trust (the “Benefit Trust”) be reduced from $2.6 million to $0.25 million beginning in August 15, 2016 through June 30, 2019. Effective July 1, 2019, the Company’s contribution to the Benefit Trust changed to $4.00 per hour for each hour worked by USW represented employees. Effective August 16, 2019, until June 30, 2022, the Company obligation to finance the Profit Trust changed again and is limited to the creation of a profit-sharing pool consisting of 3% of the quarterly profits from $ 0 to 50 million and 4% of the profits of the Company over % 50 million. Effective July 1, 2022, the Company’s contribution to the Beneficiary Trust changes back to a limit of $ 4.00 per hour worked by USW represented employees.
Fixed amount per hour for each covered employees (in Dollars per share) | $ / shares		$ 1.68
VEBA Benefit Trust [Member]
Employee Benefits (Details) [Line Items]
Defined contribution plan expense		$ 0.5		$ 0.0		$ 1.1
Republic [Member]
Employee Benefits (Details) [Line Items]
Defined contribution plan expense		$ 3.5		3.1		3.6
Percentage of contribution	100.00%	100.00%
401(k) Plans [Member]
Employee Benefits (Details) [Line Items]
Defined contribution plan expense		$ 1.0		$ 1.1		$ 1.1
Percentage of contribution	5.00%	5.00%